Description of the Business (Details)	12 Months Ended
	Dec. 31, 2024 vessel MT m³	Dec. 31, 2023 vessel
Schedule Of Description Of Business [Line Items]
Number of vessels owned and operated | vessel	56	47
Vessels cargo capacity (in cbm)	48,500
Export Terminal Joint Venture
Schedule Of Description Of Business [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Exporting capacity per year (in million tons) | MT	1.55
Ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels owned and operated | vessel	26
Minimum
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm)	3,770
Maximum
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm)	38,000